Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2020
Property, Equipment and Software, Net
Property, Equipment and Software, Net

6.    Property, Equipment and Software, Net

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	49,129	229,387	35,156
Leasehold improvement	18,826	23,780	3,644
	67,955	253,167	38,800
Less: accumulated depreciation	(26,682)	(50,314)	(7,711)
	41,273	202,853	31,089

For the years ended December 31, 2018, 2019 and 2020, the Group recorded depreciation expenses included in the following captions:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Costs of revenues	1,291	3,603	10,983	1,683
Sales and marketing expenses	805	2,415	2,477	380
General and administrative expenses	1,074	1,901	1,936	297
Research and development expenses	2,764	10,179	12,603	1,931
	5,934	18,098	27,999	4,291